Capital Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Capital Commitments And Contingencies [Abstract]
Summary of Capital Commitments
	2018	2017
	(in thousands)
	£	£
Future capital expenditure contracted but not provided for	—	147

Future Minimum Rentals Payable Under Non-cancellable Operating Leases

Future minimum rentals payable under non-cancellable operating leases are as follows:

	2018	2017	2016
	(in thousands)
	£	£	£
Not later than 1 year	197	158	192
Later than 1 year and not later than 5 years	236	165	62
	433	323	254